Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Summary of Significant Accounting Policies [Abstract]
Summary Of Estimated Useful Lives Of Property, Plant And Equipments

ASSET TYPE	ESTIMATED USEFUL LIFE
Computer equipment and software	3-5 years
Furniture and fixtures	5 years
Laboratory equipment	5 years

Leasehold improvements	Shorter of lease term or estimated useful life

Summary Of Net Loss Per Share Attributable To Common Stockholders
The following table summarizes the Company’s unaudited pro forma net loss per share attributable to common stockholders (in thousands, except per share data):

YEAR ENDED DECEMBER 31, 2019
Numerator:
Net loss attributable to common stockholders	$(34,991)
Accretion of discount and dividends on redeemable convertible preferred stock	4,287

Pro forma net loss attributable to common stockholders	$(30,704)

Denominator:
Weighted average number of common shares outstanding	935
Pro forma weighted average shares outstanding after giving effect to the conversion of redeemable convertible preferred stock	8,225

Pro forma weighted average common shares outstanding	9,160

Pro forma basic and diluted net loss per share attributable to common stockholders, basic and diluted	$(3.35)